Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets And Financial Liabilities
Schedule of financial asset and liabilities

(a)       Financial asset –

	2018	2017
	S/(000)	S/(000)

Derivative financial instruments
Cash flow hedge (cross currency swaps)	9,474	489
Trading of cash flow (cross currency swaps)	2,794	—
Total derivative financial instruments	12,268	489

Financial instruments designated at fair value through other comprehensive income
Equity shares	26,883	—
Total, note 9(b)	26,883	—

Total financial instruments at fair value	39,151	489

Total current	—	—
Total non-current	39,151	489

	39,151	489

Schedule of hedging activities and derivatives

The cross currency swap contracts balances vary with the level of expected forward exchange rates.

	2018		2017
	Assets	Liabilities	Assets	Liabilities
	S/(000)	S/(000)	S/(000)	S/(000)

Cross currency swap contracts designated as hedging instruments
Fair value	9,474	—	489	—

	9,474	—	489	—

Schedule of derived assets from trading

The Company acquired a derivative trading instrument for a nominal amount of US$70,000,000 that was liquidated in January 2019 for a value of S/1,470,000.

	2018		2017
	Activos	Pasivos	Activos	Pasivos
	S/(000)	S/(000)	S/(000)	S/(000)
“Cross currency swaps” designated as trading instruments
Fair value	2,794	—	—	—

	2,794	—	—	—

Schedule of fair values of financial instruments

Set out below, is a comparison by class of the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements:

	Carrying amount		Fair value
	2018	2017	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	49,067	49,216	49,067	49,216
Trade and other receivables	104,256	115,725	104,256	115,725
Derivatives financial instruments – Cross currency swaps	12,268	489	12,268	489
Financial instruments designated at fair value through other comprehensive income	26,883	—	26,883	—

Total financial assets	192,474	165,430	192,474	165,430

Financial liabilities
Trade and other payables	151,320	177,995	151,320	177,995
Financial obligations:
Senior Notes	441,786	965,290	442,142	1,005,324
Promissory note	641,591	—	643,308	—

Total financial liabilities	1,234,697	1,143,285	1,236,770	1,183,319

Schedule of Fair value measurement

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2018 –

	Fair value measurement using
	Total	Level 1	Level 2	Level 3
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at amortized cost
Trade and other receivables	104,256	104,256	—	—
Assets measured at fair value:
Cash and cash equivalents	49,067	49,067	—	—
Financial instruments designated at fair value through other comprehensive income:
Equity shares	26,883	—	—	26,883
Derivative financial assets:
Cross currency swaps	12,268	—	12,268	—

Total financial assets	192,474	153,323	12,268	26,883
Liabilities for which fair values are disclosed:
Trade and other payables	151,320	151,320	—	—
Senior Notes	442,142	442,142	—	—
Promissory notes	643,308	—	643,308	—

Total financial liabilities	1,236,770	593,462	643,308	—

Quantitative disclosures fair value measurement hierarchy for assets and liabilities as of December 31, 2017

	Fair value measurement using
	Total	Level 1	Level 2	Level 3
	S/(000)	S/(000)	S/(000)	S/(000)

Assets measured at amortized cost
Trade and other receivables	115,725	115,725
Assets measured at fair value:
Cash and cash equivalents	49,216	49,216
Derivative financial assets:
Cross currency swaps	489	—	489	—

Total financial assets	165,430	164,941	489	—
Liabilities for which fair values are disclosed:
Trade and other payables	177,995	177,995	—	—
Senior Notes	1,005,324	1,005,324	—	—

Total financial liabilities	1,183,319	1,183,319	—	—